PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Property and Equipment	$ 1,618,000	$ 1,586,000
Less: Accumulated Depreciation	(622,000)	(448,000)
Property, plant and equipment, net	996,000	1,138,000
Furniture and Fixtures
PROPERTY AND EQUIPMENT
Property and Equipment	97,000	91,000
Machinery and Equipment
PROPERTY AND EQUIPMENT
Property and Equipment	69,000	62,000
Vehicles
PROPERTY AND EQUIPMENT
Property and Equipment	860,000	814,000
Building
PROPERTY AND EQUIPMENT
Property and Equipment	575,000	570,000
Building Improvements [Member]
PROPERTY AND EQUIPMENT
Property and Equipment	$ 17,000	49,000
ConnectM Before Business Combination
PROPERTY AND EQUIPMENT
Property and Equipment		1,586,178	$ 1,272,837
Less: Accumulated Depreciation		(448,479)	(191,880)
Property, plant and equipment, net		1,137,699	1,080,957
ConnectM Before Business Combination | Furniture and Fixtures
PROPERTY AND EQUIPMENT
Property and Equipment		90,661	35,279
ConnectM Before Business Combination | Machinery and Equipment
PROPERTY AND EQUIPMENT
Property and Equipment		61,731	87,071
ConnectM Before Business Combination | Vehicles
PROPERTY AND EQUIPMENT
Property and Equipment		814,531	531,232
ConnectM Before Business Combination | Property improvements
PROPERTY AND EQUIPMENT
Property and Equipment		49,255	49,255
ConnectM Before Business Combination | Building
PROPERTY AND EQUIPMENT
Property and Equipment		$ 570,000	$ 570,000